CONSOLIDATED STATEMENTS COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Jan. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Net Income (Loss):
Net Income	$ (1)	$ 1,144	$ (46)	$ 1,230	$ 242	$ 1,133	$ 631	$ 6
Other Comprehensive Income (Loss):
Foreign currency translation adjustments	(82)	26	(201)	33	(6)	10	1	(10)
Retirement and postretirement plan:
Actuarial gains (losses), net of taxes					(51)	(48)		(19)
Amortization of actuarial gains(loss), net of taxes	(1)				(51)	(48)		3
Prior service credit, net of taxes								12
Amortization of prior service cost, net of taxes							(1)	(14)
Termination of nonqualified benefits restoration plan, net of taxes								5
Other comprehensive income (loss)	(83)	26	(201)	33	(57)	(38)		(23)
Total Comprehensive Income (Loss)	(84)	1,170	(247)	1,263	185	1,095	631	(17)
Comprehensive income (loss) attributable to noncontrolling interest:
Net income (loss)	12		24			1
Foreign currency translation adjustments	(23)	10	(51)	10		(1)
Comprehensive income (loss) attributable to noncontrolling interest	(11)	10	(27)	10
Comprehensive income (loss) attributable to Tronox Limited	$ (73)	$ 1,160	$ (220)	$ 1,253	$ 185	$ 1,095	$ 631	$ (17)